STOCK BASED COMPENSATION - Summary of Stock Options Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Begining Balance	218,430	188,865
Options granted		64,564
Options exercised		0
Options cancelled or forfeited	(82,919)	(34,999)
Options outstanding, Ending Balance	135,511	218,430	188,865
Options exercisable	95,254	143,214
Options vested and expected to vest	135,511	218,430
Weighted-Average Exercise Price
Options outstanding, Begining Balance	$ 40.8	$ 74.41
Options granted		2.77
Options exercised		0
Options cancelled or forfeited	23.99	152.01
Options outstanding, Ending Balance	51.08	40.8	$ 74.41
Options exercisable	63.62	49.7
Options vested and expected to vest	$ 51.08	$ 40.8
Weighted-Average Remaining Contractual Life (Years)
Options outstanding	4 years 7 months 6 days	7 years 1 month 6 days	7 years 10 months 24 days
Options exercisable	2 years 10 months 24 days	6 years 1 month 6 days
Options vested and expected to vest	4 years 7 months 6 days	7 years
Aggregate Intrinsic Value
Options outstanding	$ 0	$ 7,375.15	$ 0
Options exercisable	0	7,375.15
Options vested and expected to vest	$ 0	$ 7,375.15